ANCHOR RISK MANAGED CREDIT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.3%
	FIXED INCOME - 86.3%
250,000	iShares iBoxx $ High Yield Corporate Bond ETF	$ 18,915,000
125,000	SPDR Bloomberg High Yield Bond ETF	11,603,750
		30,518,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,950,875)	30,518,750

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUND - 1.7%
617,367	First American Government Obligations Fund Class X, 3.65% (Cost $617,367)(a)	617,367

	TOTAL INVESTMENTS - 88.0% (Cost $30,568,242)	$ 31,136,117
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.0%	4,238,681
	NET ASSETS - 100.0%	$ 35,374,798

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2022.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 27.5%
	EQUITY - 27.5%
391,775	Invesco QQQ Trust Series 1			$ 114,931,114
100,000	SPDR S&P 500 ETF Trust			40,768,000
				155,699,114

	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,516,462)			155,699,114

	SHORT-TERM INVESTMENTS — 59.5%
	MONEY MARKET FUND - 59.5%
336,366,789	First American Government Obligations Fund Class X, 3.65% (Cost $336,366,789)(a)			336,366,789

	TOTAL INVESTMENTS - 87.0% (Cost $440,883,251)			$ 492,065,903
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.0%			73,243,846
	NET ASSETS - 100.0%			$ 565,309,749

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(b)
900	CME E-Mini NASDAQ 100 Index Future	12/16/2022	$ 216,761,400	$ 3,533,377
500	CME E-Mini Standard & Poor's 500 Index Future	12/16/2022	102,031,250	2,509,088
	TOTAL FUTURES CONTRACTS			$ 6,042,465

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2022.
(b)	Amount subject to equity contract risk exposure.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUND — 31.1%
	EQUITY - 31.1%
160,000	iShares MSCI EAFE ETF			$ 10,739,200

	TOTAL EXCHANGE-TRADED FUND (Cost $10,949,600)			10,739,200

	SHORT-TERM INVESTMENTS — 42.4%
	MONEY MARKET FUND - 42.4%
14,659,375	First American Government Obligations Fund Class X, 3.65% (Cost $14,659,375)(a)			14,659,375

	TOTAL INVESTMENTS - 73.5% (Cost $25,608,975)			$ 25,398,575
	OTHER ASSETS IN EXCESS OF LIABILITIES- 26.5%			9,176,440
	NET ASSETS - 100.0%			$ 34,575,015

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) (b)
20	CME E-Mini NASDAQ 100 Index Future	12/16/2022	$ 4,816,920	$ 1,667
40	CME E-Mini Standard & Poor's 500 Index Future	12/16/2022	8,162,500	331,139
45	ICE US mini MSCI EAFE Index Futures	12/16/2022	4,454,550	(93)
	TOTAL FUTURES CONTRACTS			$ 332,713

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2022.
(b)	Amount subject to equity contract risk exposure.